Subsequent Events (Gain on Deconsolidation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 02, 2014 Seadrill Partners LLC Subsequent Event
Subsequent Event [Line Items]
Fair value of investment in Seadrill Partners				$ 3,724 [1]
Carrying amount of non controlling interest				141
Investment owned, including noncontrolling interest				3,865
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures				1,255
Goodwill	1,200	1,320	1,320	240
Gain on deconsolidation of Seadrill Partners	$ 0	$ 0	$ 540	$ 2,370

[1]	Fair value of investments and continuing involvement with investees